Post-Employment Benefits - Expected Benefit Payments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 56
Total expected benefit payments	56
2021
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	18	€ 12
Total expected benefit payments	18	12
Between one and five years
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	95	69
Total expected benefit payments	95	69
2026-2030
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	147	229
Total expected benefit payments	€ 147	€ 229